Income Tax (Details 1) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Foreign
Current
Deferred
Federal
Current						(7)
Deferred						(2,154)
State and Local
Current						19
Deferred						(506)
Total						(2,648)
Change in valuation allowance						(924)
Income tax expense/(benefit)		$ (159)	$ (981)	$ (2,541)	$ (366)	$ (3,572)
Predecessor [Member]
Foreign
Current							$ 152
Deferred	4,054						(1,533)
Federal
Current
Deferred	(637)						(2,697)
State and Local
Current							3
Deferred	(273)						(743)
Total	3,144						(4,818)
Change in valuation allowance	(3,144)						4,971
Income tax expense/(benefit)							$ 153